Nature of Operations and Going Concern (Details Narrative) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Nature Of Operations And Going Concern
Cash	$ 308,085	$ 249,183	$ 282,996	$ 3,308,469
Working capital	418,449
Accumulated deficit	$ (69,587,867)	$ (70,948,566)